Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
January 31, 2026
SCS-NPRT1-0426
1.813071.121
Common Stocks - 98.1%
	Shares	Value ($)
BRAZIL - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Embraer SA ADR	235,596	17,306,882
CANADA - 4.1%
Energy - 0.7%
Energy Equipment & Services - 0.6%
CES Energy Solutions Corp	3,323,100	34,655,029
Oil, Gas & Consumable Fuels - 0.1%
Secure Waste Infrastructure Corp	789,523	10,187,580
TOTAL ENERGY		44,842,609
Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	1,025,701	37,867,285
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (a)	527,885	21,648,564
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (a)	1,079,600	11,692,068
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	43,261	12,155,909
Software - 0.1%
Lumine Group Inc Subordinate Voting Shares (a)(c)	434,963	7,164,998
TOTAL INFORMATION TECHNOLOGY		19,320,907
Materials - 0.4%
Metals & Mining - 0.4%
OR Royalties Inc	606,393	23,910,139
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Colliers International Group Inc Subordinate Voting Shares	255,132	34,862,013
Utilities - 1.0%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp (United States) (b)	1,237,809	59,229,161
TOTAL CANADA		253,372,746
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Lundin Mining Corp	1,634,197	41,225,474
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	32,406	7,326,996
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA	276,951	16,902,319
ISRAEL - 0.5%
Information Technology - 0.5%
IT Services - 0.1%
Wix.com Ltd (a)	102,900	8,935,836
Semiconductors & Semiconductor Equipment - 0.4%
Nova Ltd (a)	51,300	23,487,192
TOTAL ISRAEL		32,423,028
JAPAN - 0.9%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	308,417	12,734,457
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Allegro MicroSystems Inc (a)	1,214,502	44,827,269
TOTAL JAPAN		57,561,726
NETHERLANDS - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Argenx SE ADR (a)	35,911	30,183,196
Newamsterdam Pharma Co NV (a)(b)	392,500	12,214,600
uniQure NV (a)	519,800	11,809,856

TOTAL NETHERLANDS		54,207,652
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
First BanCorp/Puerto Rico (b)	2,883,313	63,778,884
THAILAND - 1.5%
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Fabrinet (a)	193,104	94,512,822
UNITED KINGDOM - 1.4%
Communication Services - 0.2%
Media - 0.2%
4imprint Group PLC	238,500	13,315,140
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	65,854	15,363,980
Consumer Staples - 0.0%
Food Products - 0.0%
Nomad Foods Ltd	284,003	3,606,838
Energy - 0.9%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	948,381	52,843,790
TOTAL UNITED KINGDOM		85,129,748
UNITED STATES - 86.4%
Consumer Discretionary - 10.4%
Automobile Components - 1.3%
Patrick Industries Inc	345,050	43,534,959
Phinia Inc	540,986	38,501,973
		82,036,932
Distributors - 0.2%
GigaCloud Technology Inc Class A (a)	348,500	13,915,605
Diversified Consumer Services - 1.1%
Frontdoor Inc (a)	297,300	17,573,403
Laureate Education Inc (a)	1,499,397	51,429,317
		69,002,720
Hotels, Restaurants & Leisure - 0.6%
Brinker International Inc (a)	116,200	18,327,064
Dutch Bros Inc Class A (a)	177,264	9,641,389
Pursuit Attractions and Hospitality Inc (a)	276,000	9,585,480
		37,553,933
Household Durables - 2.6%
Champion Homes Inc (a)	287,484	22,532,996
Green Brick Partners Inc (a)	816,048	56,625,571
Installed Building Products Inc (b)	138,788	39,990,374
Lovesac Co/The (a)	320,666	4,271,271
SharkNinja Inc (a)	296,762	35,077,268
		158,497,480
Leisure Products - 0.4%
Acushnet Holdings Corp (b)	252,381	24,465,814
Specialty Retail - 2.8%
Academy Sports & Outdoors Inc	677,600	37,274,776
Boot Barn Holdings Inc (a)	276,818	49,406,477
Group 1 Automotive Inc	48,100	17,039,906
Murphy USA Inc	104,811	44,283,696
RealReal Inc/The (a)	503,900	7,392,213
Warby Parker Inc Class A (a)	377,600	9,632,576
		165,029,644
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (a)	205,788	17,269,729
Kontoor Brands Inc (b)	534,677	31,936,257
Samsonite Group SA (c)(e)	4,510,041	11,419,287
Steven Madden Ltd	575,053	25,233,326
		85,858,599
TOTAL CONSUMER DISCRETIONARY		636,360,727
Consumer Staples - 1.9%
Beverages - 0.8%
Primo Brands Corp Class A	568,100	10,759,814
Vita Coco Co Inc/The (a)	659,994	35,210,680
		45,970,494
Consumer Staples Distribution & Retail - 0.2%
Performance Food Group Co (a)	162,600	15,520,169
Food Products - 0.9%
Darling Ingredients Inc (a)	482,227	22,018,485
Post Holdings Inc (a)(b)	114,565	11,721,145
Simply Good Foods Co/The (a)	1,020,406	19,153,021
		52,892,651
TOTAL CONSUMER STAPLES		114,383,314
Energy - 3.9%
Energy Equipment & Services - 2.2%
Cactus Inc Class A	767,524	43,157,875
Liberty Energy Inc Class A	496,000	12,226,400
Noble Corp PLC	437,600	15,587,312
Weatherford International PLC	673,400	63,353,472
		134,325,059
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (a)	813,219	29,576,775
Chord Energy Corp	368,786	36,967,109
Core Natural Resources Inc	198,441	18,927,303
Northern Oil & Gas Inc (b)	696,592	17,414,799
		102,885,986
TOTAL ENERGY		237,211,045
Financials - 14.8%
Banks - 7.1%
Axos Financial Inc (a)	316,417	31,322,119
Central BanCo Inc	413,700	9,970,169
Community Financial System Inc	304,175	19,010,938
Connectone Bancorp Inc	486,524	12,951,268
CVB Financial Corp	1,450,300	28,585,413
East West Bancorp Inc	185,974	21,282,865
First Bancorp/Southern Pines NC	457,800	26,520,354
First Hawaiian Inc	1,035,000	27,479,250
First Horizon Corp	650,079	15,920,435
First Interstate BancSystem Inc Class A	512,300	18,171,281
Glacier Bancorp Inc (b)	406,500	20,601,420
Home BancShares Inc/AR	529,820	15,311,798
Pathward Financial Inc	617,500	55,754,075
Pinnacle Financial Partners Inc	359,785	34,211,956
SOUTHSTATE BANK CORP	397,336	40,659,393
TriCo Bancshares	605,165	30,149,320
Western Alliance Bancorp	250,840	22,362,386
		430,264,440
Capital Markets - 2.3%
Houlihan Lokey Inc Class A	123,752	20,829,937
Lazard Inc	668,843	35,930,246
Piper Sandler Cos	53,000	18,356,550
Stifel Financial Corp	365,845	45,108,689
Wealthfront Corp (a)	41,400	359,351
WisdomTree Inc	1,190,200	19,281,240
		139,866,013
Consumer Finance - 2.1%
FirstCash Holdings Inc	539,339	91,957,300
SLM Corp	1,436,358	38,997,119
		130,954,419
Financial Services - 1.6%
Essent Group Ltd	802,114	50,469,013
PennyMac Financial Services Inc	503,757	50,335,399
		100,804,412
Insurance - 1.7%
First American Financial Corp	231,794	14,644,745
Genworth Financial Inc Class A (a)	3,761,853	31,373,854
Primerica Inc	126,300	33,221,952
Selective Insurance Group Inc	294,870	24,792,670
		104,033,221
TOTAL FINANCIALS		905,922,505
Health Care - 15.5%
Biotechnology - 8.0%
Arcellx Inc (a)(b)	234,550	16,022,111
Astria Therapeutics Inc warrants (a)	95,634	760,988
Celldex Therapeutics Inc (a)	178,306	4,386,328
Centessa Pharmaceuticals PLC ADR (a)	197,800	4,859,946
Cogent Biosciences Inc (a)	1,152,774	41,396,115
Cytokinetics Inc (a)	514,975	32,541,270
CytomX Therapeutics Inc (a)	3,332,210	18,960,275
Dianthus Therapeutics Inc (a)(b)	454,318	24,256,038
Disc Medicine Inc (a)	265,400	20,520,728
Insmed Inc (a)	107,150	16,808,621
Jade Biosciences Inc	601,199	9,384,716
Kiniksa Pharmaceuticals International Plc Class A (a)	100,458	4,412,115
Kymera Therapeutics Inc (a)	208,600	15,163,134
Mineralys Therapeutics Inc (a)	308,188	9,519,927
Nuvalent Inc Class A (a)	277,719	28,574,508
Olema Pharmaceuticals Inc (a)	549,500	14,133,140
Oruka Therapeutics Inc (a)	283,456	9,702,699
Oruka Therapeutics Inc (a)(d)	94,700	3,241,581
Praxis Precision Medicines Inc (a)	77,900	24,460,600
Rhythm Pharmaceuticals Inc (a)	210,647	21,595,530
Soleno Therapeutics Inc (a)	38,760	1,494,586
Spyre Therapeutics Inc (a)	383,335	12,259,053
Stoke Therapeutics Inc (a)	551,000	16,717,340
Upstream Bio Inc (a)	722,627	22,459,247
Vaxcyte Inc (a)	710,811	38,078,145
Vericel Corp (a)	368,917	13,273,634
Viking Therapeutics Inc (a)(b)	602,200	17,487,888
Viridian Therapeutics Inc (a)	901,094	29,736,102
Zenas Biopharma Inc (a)	682,741	12,541,952
		484,748,317
Health Care Equipment & Supplies - 1.5%
Artivion Inc (a)	338,213	13,788,944
Axogen Inc (a)	499,300	17,400,605
Ceribell Inc (a)	575,182	11,854,501
Kestra Medical Technologies Ltd	735,040	18,133,437
LivaNova PLC (a)	70,708	4,646,223
Masimo Corp (a)	105,200	14,447,116
Penumbra Inc (a)	3,975	1,423,725
TransMedics Group Inc (a)	90,758	12,159,303
		93,853,854
Health Care Providers & Services - 3.3%
BrightSpring Health Services Inc (a)	854,100	33,540,507
Brookdale Senior Living Inc (a)	2,142,300	32,134,500
Encompass Health Corp	58,000	5,482,740
Ensign Group Inc/The	179,710	30,849,019
GeneDx Holdings Corp Class A (a)	121,800	11,724,468
Guardant Health Inc (a)	295,900	33,744,436
HealthEquity Inc (a)	191,340	16,392,098
LifeStance Health Group Inc (a)	153,646	1,086,277
Privia Health Group Inc (a)	1,179,633	27,391,078
Surgery Partners Inc (a)	788,424	11,715,981
		204,061,104
Health Care Technology - 0.3%
Waystar Holding Corp (a)	773,158	20,535,076
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (a)	394,885	7,976,677
Charles River Laboratories International Inc (a)	101,900	21,447,912
		29,424,589
Pharmaceuticals - 1.9%
Amylyx Pharmaceuticals Inc (a)	1,085,800	15,516,082
Crinetics Pharmaceuticals Inc (a)	506,000	25,269,640
Elanco Animal Health Inc (a)	448,300	10,795,064
Enliven Therapeutics Inc (a)	733,891	19,411,417
Enliven Therapeutics Inc (a)(d)	120,720	3,193,044
MBX Biosciences Inc (a)	86,660	3,193,421
Structure Therapeutics Inc ADR (a)	418,100	36,980,945
		114,359,613
TOTAL HEALTH CARE		946,982,553
Industrials - 19.4%
Aerospace & Defense - 0.5%
Carpenter Technology Corp	90,700	28,827,181
Air Freight & Logistics - 0.4%
GXO Logistics Inc (a)	434,782	24,604,313
Building Products - 1.7%
AAON Inc (b)	133,000	12,110,980
AZZ Inc	208,200	25,877,178
Simpson Manufacturing Co Inc	292,166	51,649,105
Tecnoglass Inc	304,900	14,912,659
		104,549,922
Commercial Services & Supplies - 1.4%
Brink's Co/The	492,464	62,562,627
HNI Corp	320,556	15,319,371
Vestis Corp	1,213,459	7,923,887
		85,805,885
Construction & Engineering - 5.1%
Cardinal Infrastructure Group Inc Class A	333,152	8,392,099
Construction Partners Inc Class A (a)	467,045	51,318,905
Granite Construction Inc	322,597	38,950,362
IES Holdings Inc (a)	251,270	95,555,469
Legence Corp Class A	651,365	30,555,532
Primoris Services Corp	239,996	35,579,407
Sterling Infrastructure Inc (a)	110,800	39,656,428
WillScot Holdings Corp	307,900	6,167,237
		306,175,439
Electrical Equipment - 1.9%
Nextpower Inc Class A (a)	641,632	75,128,691
Thermon Group Holdings Inc (a)	954,559	43,193,795
		118,322,486
Machinery - 3.6%
Atmus Filtration Technologies Inc	497,177	28,821,351
Blue Bird Corp (a)	253,000	12,728,430
Federal Signal Corp	244,700	26,449,623
Kadant Inc	44,760	14,369,750
REV Group Inc	427,500	27,317,250
SPX Technologies Inc (a)	305,603	63,690,721
Terex Corp (b)	850,260	48,464,820
		221,841,945
Passenger Airlines - 0.8%
SkyWest Inc (a)	528,341	50,995,473
Professional Services - 2.0%
Amentum Holdings Inc (a)	921,233	32,961,717
CRA International Inc	113,500	21,444,690
ExlService Holdings Inc (a)	547,860	21,448,719
First Advantage Corp (a)(b)	853,008	11,515,608
FTI Consulting Inc (a)	95,400	16,663,518
KBR Inc	430,300	18,421,143
		122,455,395
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies Inc	54,300	14,140,263
Herc Holdings Inc	362,141	51,909,291
Rush Enterprises Inc Class A	884,679	56,787,545
		122,837,099
TOTAL INDUSTRIALS		1,186,415,138
Information Technology - 10.8%
Communications Equipment - 0.8%
Ciena Corp (a)	200,040	50,372,072
Electronic Equipment, Instruments & Components - 6.4%
Advanced Energy Industries Inc	415,921	106,209,587
Belden Inc	419,331	49,275,586
ePlus Inc	250,549	21,499,610
Insight Enterprises Inc (a)	143,200	12,031,663
OSI Systems Inc (a)	122,602	30,667,664
Sanmina Corp (a)	590,054	83,598,851
TD SYNNEX Corp	356,653	56,590,132
TTM Technologies Inc (a)	322,500	31,669,500
		391,542,593
Semiconductors & Semiconductor Equipment - 2.7%
Axcelis Technologies Inc (a)	276,407	24,343,164
Diodes Inc (a)	321,700	19,041,423
MACOM Technology Solutions Holdings Inc (a)	259,219	56,784,514
MKS Inc	149,531	35,201,093
Onto Innovation Inc (a)	80,110	16,186,226
Veeco Instruments Inc (a)	452,167	14,121,175
		165,677,595
Software - 0.9%
Agilysys Inc (a)	160,700	13,940,725
Intapp Inc (a)	406,248	13,792,120
PAR Technology Corp (a)(b)	404,517	10,602,391
Riot Platforms Inc (a)	323,300	5,001,450
SPS Commerce Inc (a)	125,500	11,202,130
		54,538,816
TOTAL INFORMATION TECHNOLOGY		662,131,076
Materials - 3.7%
Chemicals - 1.2%
Element Solutions Inc	1,268,500	36,913,350
Minerals Technologies Inc	352,842	23,202,890
Perimeter Solutions Inc (a)	444,200	11,615,830
		71,732,070
Construction Materials - 0.8%
Eagle Materials Inc	237,415	48,387,551
Metals & Mining - 1.2%
Commercial Metals Co	776,615	59,698,395
Constellium SE (a)	728,600	16,371,642
		76,070,037
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	246,803	20,667,284
Sylvamo Corp	203,609	9,964,624
		30,631,908
TOTAL MATERIALS		226,821,566
Real Estate - 4.4%
Diversified REITs - 0.9%
Essential Properties Realty Trust Inc	1,738,702	52,786,993
Health Care REITs - 1.6%
American Healthcare REIT Inc	932,013	43,720,730
CareTrust REIT Inc	1,363,135	50,899,461
		94,620,191
Industrial REITs - 0.5%
Americold Realty Trust Inc	862,300	10,701,143
Terreno Realty Corp	346,910	21,348,841
		32,049,984
Real Estate Management & Development - 0.6%
Jones Lang LaSalle Inc (a)	106,300	38,045,833
Retail REITs - 0.3%
Acadia Realty Trust	847,900	16,966,479
Specialized REITs - 0.5%
Outfront Media Inc	1,347,690	32,775,821
TOTAL REAL ESTATE		267,245,301
Utilities - 1.6%
Gas Utilities - 1.6%
Southwest Gas Holdings Inc	667,831	55,309,763
UGI Corp	1,030,378	41,328,462
TOTAL UTILITIES		96,638,225
TOTAL UNITED STATES		5,280,111,450
TOTAL COMMON STOCKS (Cost $4,142,154,608)		6,003,859,727

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	174,312,840	174,347,703
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	104,865,512	104,875,999
TOTAL MONEY MARKET FUNDS (Cost $279,223,477)			279,223,702

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $4,421,378,085)	6,283,083,429
NET OTHER ASSETS (LIABILITIES) - (2.7)% (f)	(165,464,192)
NET ASSETS - 100.0%	6,117,619,237

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	228	3/2026	29,920,440	660,726

The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $18,584,285 or 0.3% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,434,625 or 0.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,419,287 or 0.2% of net assets.

(f)	Includes $2,688,717 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $16,332,462.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/2024	1,690,080

Oruka Therapeutics Inc	9/17/2025	1,420,500

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	110,843,854	449,178,742	385,670,616	1,301,033	(4,277)	-	174,347,703	174,312,840	0.3%
Fidelity Securities Lending Cash Central Fund	102,948,032	269,792,834	267,860,707	55,006	(4,160)	-	104,875,999	104,865,512	0.3%
Total	213,791,886	718,971,576	653,531,323	1,356,039	(8,437)	-	279,223,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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